Income Tax (Details) - Schedule of deferred income tax assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Tax losses carried forward	¥ 152,728	¥ 84,066
Provision of other receivables	4,715	534
Deductible advertisement expenses	7,083	1,338
Accrued payroll and other expenses	1,990	2,735
Total gross deferred tax assets	166,516	88,673
Valuation allowance on deferred tax assets	(146,471)	(71,393)
Deferred tax assets, net of valuation allowance	20,045	17,280
Deferred tax liabilities
Capitalized contract costs	(13,606)	(15,914)
Equity investment gain	(388)	(771)
Operating lease	(263)	(1,050)
Surplus on revaluation	(6,452)	(9,430)
Total gross deferred tax liabilities	(20,709)	(27,165)
Net deferred tax liabilities	¥ (664)	¥ (9,885)